General and administrative expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Selling, general and administrative expense [abstract]
Staff costs	$ 1,483,655	$ 1,168,364	$ 3,758,200	$ 4,214,736
Professional fees	238,081	302,982	506,400	678,590
Legal fees	349,494	313,326	767,315	925,928
Directors’ fees	193,549	122,135	554,179	463,418
Depreciation of property and equipment	278,264	287,454	828,322	763,596
Depreciation of right-of-use assets	81,583	92,516	243,662	247,115
Impairment of intangible assets	0	0	696,180	0
Withholding tax expense	211,425	0	386,534	0
Laboratory costs	78,447	241,826	453,119	496,841
Provision for bad debt	0	0	0	400,000
Amortization of intangible assets	0	588	53,049	68,507
Impairment of VAT receivable	15,400	334,162	1,015,378	804,425
Rent & rates	66,777	106,694	194,430	322,708
Share-based expense - RSU & share options	1,716,402	852,869	4,860,171	852,869
Travel	89,785	42,539	220,694	152,365
Audit & accountancy fees	226,992	135,926	548,638	553,698
Insurance	150,808	161,748	463,856	752,031
Other administrative expenses	318,245	334,700	795,844	810,432
General and administrative expense	$ 5,498,907	$ 4,497,829	$ 16,345,971	$ 12,507,259